Note 8 - Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
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Stock
holders’ Equity

Private Placement

In June 2016, we entered into Securities Purchase Agreements (the “Purchase Agreements”) with the purchasers named therein (the “Purchasers”) and closed the transaction governed thereby. Pursuant to the Purchase Agreements, we sold units consisting of a share of common stock and a warrant to purchase one-half of a share of common stock (the “Units”) . A total of 1,951,000 Units were purchased by the Purchasers consisting of an aggregate of 1,951,000 shares of the Company’s common stock (the “Shares”) and warrants (the “Warrants”) to purchase an aggregate of 975,500 shares of the Company’s common stock (the “Warrant Shares”). The purchase price for each Unit was $1.00 and the Warrants are exercisable for a period of five years from the dates of issuance at an exercise price of $1.50 per share. The Company received aggregate gross proceeds of $1,755,000 from two June closings under these private placement transactions and an additional $196,000 was invested by management through the conversion of previously deferred compensation.

Pursuant to the Purchase Agreements, we have agreed to use commercial best efforts to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) within 60 days after the first closing of the private placement transactions for purposes of registering the resale of the Shares and the Warrant Shares. We have also agreed, among other things, to indemnify the selling holders under the registration statements from certain liabilities and to pay all fees and expenses (excluding underwriting discounts and selling commissions and legal fees) incident to our obligations under the Purchase Agreements.

Stock-Based Payments

In the first quarter of 2016, our Board of Directors authorized the issuance of 37,500 shares of our common stock to two vendors who agreed to provide services to the Company upon terms that provided for a portion of their consideration to be paid in shares of our common stock. The fair value of each share of common stock was determined by our Board of Directors, and accordingly, we recorded a charge of $75,000.

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Shareholder
s’ Equity

Cimarron Medical, Inc. Merger Transaction

On June 12, 2015, SBR entered into an Agreement and Plan of Merger (the “Merger”) with Cimarron and SB Acquisition Corporation, a wholly owned subsidiary of Cimarron. The resulting merger of SB Acquisition Corporation with and into SBR on September 4, 2015, resulted in all of the issued and outstanding common stock of SBR being converted into the right to receive an aggregate of 28,442,484 shares of Cimarron’s common stock, representing four shares of Cimarron common stock for every one share of SBR common stock cancelled in the Merger. All of the shares of common stock issued pursuant to the Merger are “restricted securities” under Rule 144. As a result of this transaction, former SBR shareholders owned approximately 98.8% of the outstanding capital stock, giving SBR’s former shareholders substantial control of Cimarron. In connection with the Merger, Cimarron’s Board of Directors and management team were replaced by members of SBR’s Board of Directors and management team and Cimarron’s name was changed to “Sun BioPharma, Inc.”

In addition, outstanding options and warrants to purchase SBR common stock before the Merger were converted into options and warrants to purchase an aggregate of 5,043,600 shares and 2,550,000 shares, respectively, of Cimarron’s common stock. Approximately $2.8 million aggregate principal amount of SBR outstanding convertible promissory notes were converted into convertible promissory notes payable by Cimarron and convertible into shares of Cimarron common stock at a rate of $1.125 per share. Immediately prior to the Merger, Cimarron had 1,450,322 shares of common stock outstanding with no other capital stock or rights to acquire additional shares outstanding.

Under GAAP, SBR was deemed to be the acquirer for accounting purposes because its former shareholders owned a substantial majority of the issued and outstanding shares of Cimarron’s common stock after the Merger. Further, as Cimarron’s business operations and net assets, at the time of the Merger, were nominal relative to SBR’s business operations and net assets, we have accounted for the Merger as a capital transaction.

SBR incurred approximately $325,000 of costs associated with the Merger and assumed $250,000 of demand notes payable, net, after giving effect to the disposition of the legacy business operations of Cimarron, discussed below. The transaction costs for the Merger are included in general and administrative expenses in our Consolidated Statements of Operations and Comprehensive Loss.

Sale of Legacy Cimarron Medical Business Operations

On September 28, 2015, we sold all of our ownership interest in the legacy business operations of Cimarron, which previously had been contributed to our then wholly owned subsidiary, Cimarron Medical Software, Inc., to Sampleminded, Inc. In exchange, Sampleminded, Inc. agreed to assume our payment obligations under approximately $305,000 of aggregate principal amount of outstanding promissory notes.

Authorized Capital Stock

Our Amended and Restated Articles of Incorporation, as amended authorize our Company to issue up to 110,000,000 shares of capital stock, with 100,000,000 shares designated as common stock, $.001 par value per share, and the remaining 10,000,000 shares available for designation and issuance as shares of preferred stock, $.001 par value per share.

Private Placement

Pursuant to the June 12, 2015 Agreement and Plan of Merger, SBR was obligated to undertake efforts to engage in a private placement of its common stock. On September 4, 2015, immediately prior to the closing of the Merger, SBR sold shares of its common stock for total proceeds of $1,513,000, net of offering costs, which shares ultimately resulted in the issuance of an incremental 762,500 shares of Cimarron common stock in the Merger
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Warrants

In April 2015, the Board of Directors of SBR agreed to reduce the exercise price of outstanding warrants issued in connection with certain notes payable from $0.25 per share to $0.1875 per share. This exercise price modification resulted in the recognition of a deemed dividend of $170,625, which was charged to accumulated deficit and credited to additional paid-in-capital. In 2015, SBR received $375,000 from warrant holders who exercised warrants at the reduced price. In 2014, SBR received $25,000 from warrant exercises. These exercises ultimately resulted in the issuance of an incremental 2,100,000 shares of Cimarron common stock in the Merger. As of December 31, 2015, warrants exercisable for 2,550,000 shares remain outstanding.

Shares Reserved

Shares of common stock reserved for future issuance are as follows:

December 31, 2015
Stock options outstanding	3,463,600
Shares available for grant under equity incentive plan	5,722,264
Common shares issuable upon conversion of notes payable	2,466,667
Common shares issuable under common stock purchase warrants	2,550,000
Total	14,202,531